OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUMMARY OF OTHER INTANGIBLE ASSETS

The following table shows the movements in other intangible assets:

	2024	2023
	A$	A$
Other intangible assets:
Gross carrying amount
Balance at beginning of period	794,682	753,418
Brands, trademark and trade names, acquired through business combination	-	41,264
Domain names	-	-
Balance at end of period	794,682	794,682

Accumulated amortization:
Balance at beginning of period	(274,210)	(128,498)
Amortization for the period	(160,408)	(145,712)
Balance at end of period	(434,618)	(274,210)
Carrying amount at the end of the period	360,064	520,472